Note 15 - Commitments - Outstanding Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments	$ 256,010	$ 262,195
Commitments to Extend Credit [Member]
Commitments	255,429	260,579
Financial Standby Letter of Credit [Member]
Commitments	$ 581	$ 1,616